Employee benefits - Actuarial and economic assumptions and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial and economic assumptions and sensitivity analysis
Profitability projections of investments period (in years)	10 years
Parametric confidence (as a percent)	95.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Overfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of benefit increase	3.25%	3.80%
Overfunded pension plans | Plans in Brazil | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 2,434
Assumptions made (as a percent)	9.72%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 2,723
Assumptions made (as a percent)	7.72%
Overfunded pension plans | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	8.62%	6.62%
Nominal average rate to determine expense/ income	8.62%	6.62%
Nominal average rate of benefit increase		3.31%
Nominal average rate of price inflation	3.25%
Overfunded pension plans | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	8.82%	7.32%
Nominal average rate to determine expense/ income	8.82%	7.32%
Nominal average rate of salary increase		3.80%
Overfunded pension plans | Foreign plan | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 221
Assumptions made (as a percent)	2.85%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 324
Assumptions made (as a percent)	0.85%
Underfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	10.25%	6.50%
Nominal average rate to determine expense/ income	10.25%	6.50%
Nominal average rate of salary increase	7.50%	6.00%
Nominal average rate of benefit increase	7.50%	6.00%
Nominal average rate of price inflation	5.00%	3.50%
Underfunded pension plans | Plans in Brazil | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 276
Assumptions made (as a percent)	7.50%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 317
Assumptions made (as a percent)	5.50%
Underfunded pension plans | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	2.84%	2.43%
Nominal average rate to determine expense/ income	2.62%	3.04%
Nominal average rate of salary increase	3.28%	3.21%
Nominal average rate of benefit increase	3.00%	3.00%
Nominal average rate of price inflation	2.10%	2.08%
Underfunded pension plans | Foreign plan | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 3,291
Assumptions made (as a percent)	3.84%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 4,260
Assumptions made (as a percent)	1.84%
Other benefits | Plans in Brazil | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 386
Assumptions made (as a percent)	9.68%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 299
Assumptions made (as a percent)	7.68%
Other benefits | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	8.68%	6.16%
Immediate health care cost trend rate	6.35%
Ultimate health care cost trend rate	6.35%
Nominal average rate of price inflation	3.25%
Other benefits | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	8.86%	7.17%
Other benefits | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.03%	2.62%
Nominal average rate to determine expense/ income	2.62%	3.04%
Immediate health care cost trend rate	5.11%	5.35%
Ultimate health care cost trend rate	4.57%	4.56%
Other benefits | Foreign plan | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 971
Assumptions made (as a percent)	4.03%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 1,313
Assumptions made (as a percent)	2.03%